ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities, consisted of the following:

	March 31, 2012	December 31, 2011
ACCOUNTS PAYABLE
Trade Vendors	$1,201,560	$1,179,108
Professional Advisors	3,117,006	3,110,669
Total Accounts Payable	4,318,566	4,289,777

ACCRUED LIABILITIES
Accrued salaries and wages	1,112,313	1,443,574
Judgment Interest	391,982	391,982
Other	824,352	439,252
Total Accrued Liabilities	2,328,647	2,274,808
TOTAL	$6,647,213	$6,564,585